Other Real Estate Owned	12 Months Ended
Dec. 31, 2014
Other Real Estate [Abstract]
Real Estate Owned [Text Block]

Note 17 – Other real estate owned

The following tables present the other real estate owned activity, for the years ended December 31, 2014, 2013 and 2012.

	For the year ended December 31, 2014
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$ 48,649	$ 86,852	$ 120,215	$ 47,792	$ 303,508
Write-downs in value	(7,112)	(3,628)	(26,657)	(4,969)	(42,366)
Additions	16,200	65,300	55,582	21,769	158,851
Sales	(20,042)	(49,618)	(59,219)	(19,028)	(147,907)
Other adjustments	1,288	(2,389)	(4,527)	(692)	(6,320)
Ending balance	$ 38,983	$ 96,517	$ 85,394	$ 44,872	$ 265,766

	For the year ended December 31, 2013
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$ 135,862	$ 130,982	$ 99,398	$ 39,660	$ 405,902
Write-downs in value	(11,377)	(9,525)	(18,857)	(4,102)	(43,861)
Additions	32,175	82,985	87,800	30,037	232,997
Sales	(108,254)	(118,596)	(48,447)	(17,720)	(293,017)
Other adjustments	243	1,006	321	(83)	1,487
Ending balance	$ 48,649	$ 86,852	$ 120,215	$ 47,792	$ 303,508

	For the year ended December 31, 2012
	Non-covered	Non-covered	Covered	Covered
	OREO	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Commercial/ Construction	Mortgage	Total
Balance at beginning of period	$ 90,230	$ 82,267	$ 77,776	$ 31,359	$ 281,632
Write-downs in value	(13,727)	(10,823)	(7,466)	(767)	(32,783)
Additions	110,947	108,312	60,920	23,195	303,374
Sales	(51,422)	(46,091)	(32,022)	(13,122)	(142,657)
Other adjustments	(166)	(2,683)	190	(1,005)	(3,664)
Ending balance	$ 135,862	$ 130,982	$ 99,398	$ 39,660	$ 405,902